Valuation And Qualifying Accounts And Reserves	12 Months Ended
Dec. 31, 2011
Valuation And Qualifying Accounts And Reserves [Abstract]
Valuation And Qualifying Accounts And Reserves

Schedule II

Valuation and Qualifying Accounts and Reserves

Years ended December 31, 2011, 2010 and 2009

Description	Balance at Beginning of Year	Additions(1)	Deductions(2)	Balance at End of Year

	(In millions)
Allowance for doubtful accounts:
Year ended December 31, 2011	$0.4	$—	$(0.4)	$—
Year ended December 31, 2010	$0.4	$0.4	$(0.4)	$0.4
Year ended December 31, 2009	$0.9	$0.7	$(1.2)	$0.4
Sales returns and allowances, discounts, chargebacks and rebates:(3)
Year ended December 31, 2011	$37.9	$188.8	$(181.2)	$45.5
Year ended December 31, 2010	$26.5	$127.5	$(116.1)	$37.9
Year ended December 31, 2009	$19.2	$79.3	$(72.0)	$26.5

(1)	Additions to allowance for doubtful accounts are recorded as an expense.
(2)	Represents amounts written off or returned against the allowance or reserves, or returned against earnings. Deductions to sales discounts and allowances relate to sales returns and payments.
(3)	Additions to sales discounts and allowances are recorded as a reduction of revenue.